Consolidated schedule of investments
Nomura VIP Asset Strategy Series
March 31, 2026 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.10%
Fannie Mae REMICs
Series 2015-18 NS 2.344% (6.01% minus SOFR, Cap 6.12%) 4/25/45 Σ, =, •	726,670	$ 75,070
Series 2015-37 SB 1.844% (5.51% minus SOFR, Cap 5.62%) 6/25/45 Σ, =, •	1,446,445	120,107
Series 2016-48 US 2.324% (5.99% minus SOFR, Cap 6.10%) 8/25/46 Σ, =, •	1,360,314	82,164
Series 2017-33 AI 4.50% 5/25/47 Σ, =	606,950	73,764
Series 2019-13 IP 5.00% 3/25/49 Σ, =	480,262	104,587

Freddie Mac REMICs Series 4740 SB 2.363% (6.04% minus SOFR, Cap 6.15%) 11/15/47 Σ, =, •	760,007	85,870
Total Agency Collateralized Mortgage Obligations (cost $1,055,167)		541,562

Agency Commercial Mortgage-Backed Securities — 0.18%
Fannie Mae Series 2017-M2 A2 2.862% 2/25/27 •	870,033	861,843
Freddie Mac Multifamily Structured Pass Through Certificates
Series K103 X1 0.633% 11/25/29 =, ♦, •	1,952,059	39,546
Series K115 X1 1.31% 6/25/30 =, ♦, •	1,755,807	81,949
Total Agency Commercial Mortgage-Backed Securities (cost $963,227)		983,338

Agency Mortgage-Backed Securities — 7.98%
Fannie Mae S.F. 15 yr
2.50% 4/1/36	652,942	620,231
3.00% 11/1/33	181,070	175,774
3.00% 9/1/37	339,949	325,376
Fannie Mae S.F. 30 yr
2.00% 6/1/50	2,284,713	1,862,652
2.00% 2/1/51	398,199	321,442
2.00% 3/1/51	2,215,569	1,801,213
2.00% 4/1/51	5,018,459	4,077,562
2.50% 8/1/50	405,553	348,605
2.50% 3/1/51	593,516	504,550
2.50% 2/1/52	725,628	612,256
2.50% 3/1/52	1,207,647	1,021,968
3.00% 12/1/51	575,238	510,990
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
3.00% 2/1/52	1,653,175	$ 1,469,520
3.00% 7/1/52	333,266	293,345
3.50% 6/1/52	2,349,743	2,156,859
4.00% 3/1/47	1,362,902	1,310,353
4.50% 2/1/53	316,409	306,290
5.00% 3/1/56	1,636,367	1,614,526
5.50% 2/1/55	832,318	836,602
5.50% 3/1/55	464,154	467,021
5.50% 9/1/55	315,711	317,302
6.00% 9/1/55	2,390,034	2,436,322
6.50% 3/1/55	1,257,472	1,300,021

Freddie Mac S.F. 15 yr 2.00% 8/1/36	1,818,755	1,674,249
Freddie Mac S.F. 30 yr
2.50% 11/1/51	2,846,168	2,448,406
2.50% 1/1/52	1,211,561	1,033,254
2.50% 5/1/52	187,714	158,793
3.00% 1/1/52	861,731	757,549
4.00% 8/1/52	525,678	498,512
4.50% 10/1/52	374,887	363,362
4.50% 11/1/52	736,520	713,801
5.00% 9/1/52	866,875	865,411
5.00% 6/1/53	979,700	970,823
5.50% 9/1/52	310,551	317,351
5.50% 3/1/53	312,341	317,901
GNMA II S.F. 30 yr
2.00% 10/20/50	1,770,701	1,464,448
2.50% 7/20/51	1,887,925	1,625,216
3.00% 4/20/52	1,179,491	1,053,756
3.50% 9/20/55	1,141,689	1,047,614
4.00% 4/20/55	921,219	863,580
4.50% 8/20/55	893,573	863,841
5.00% 9/20/52	522,790	520,579
5.00% 12/20/54	668,693	663,096
5.50% 2/20/55	445,918	449,357
6.00% 3/20/55	685,761	698,261
6.50% 4/20/55	319,651	332,188
Total Agency Mortgage-Backed Securities (cost $44,925,699)		44,392,128

Collateralized Loan Obligations — 0.61%
AGL CLO 17 Series 2022-17A AR 144A 4.62% (TSFR03M + 0.95%, Floor 0.95%) 1/21/35 #, •	350,000	349,426
AIMCO CLO 15 Series 2021-15A D1R 144A 6.418% (TSFR03M + 2.75%, Floor 2.75%) 4/17/38 #, •	125,000	123,571
NQ- IV090 [0326] 0526 (5459551)    1

Consolidated schedule of investments
Nomura VIP Asset Strategy Series
	Principal amount°	Value (US $)

Collateralized Loan Obligations (continued)
Ballyrock CLO 18 Series 2021-18A C1R 144A 6.522% (TSFR03M + 2.85%, Floor 2.85%) 4/15/38 #, •	100,000	$ 97,524
Canyon Capital CLO Series 2019-2A AR2 144A 4.682% (TSFR03M + 1.01%, Floor 1.01%) 10/15/34 #, •	200,000	199,608
Canyon CLO Series 2020-2A AR2 144A 4.702% (TSFR03M + 1.03%, Floor 1.03%) 10/15/34 #, •	250,000	249,309
CIFC Funding Series 2025-1A D1 144A 6.171% (TSFR03M + 2.50%, Floor 2.50%) 4/23/38 #, •	150,000	146,847
Dryden 109 CLO Series 2022-109A DR 144A 6.372% (TSFR03M + 2.70%, Floor 2.70%) 4/15/38 #, •	150,000	144,754
Elmwood CLO 22 Series 2023-1A D1R 144A 6.468% (TSFR03M + 2.80%, Floor 2.80%) 4/17/38 #, •	100,000	99,177
Madison Park Funding XXVII Series 2018-27A D1R 144A 6.518% (TSFR03M + 2.85%, Floor 2.85%) 4/20/38 #, •	150,000	145,108
Magnetite LI Series 2025-51A A1 144A 5.092% (TSFR03M + 1.20%, Floor 1.20%) 10/25/38 #, •	950,000	947,603
Magnetite XlV Series 2025-45A D1 144A 6.172% (TSFR03M + 2.50%, Floor 2.50%) 4/15/38 #, •	100,000	98,542
Oaktree CLO Series 2020-1A D1RR 144A 6.272% (TSFR03M + 2.60%, Floor 2.60%) 1/15/38 #, •	150,000	145,582
TCW CLO Series 2019-2A D1R2 144A 6.668% (TSFR03M + 3.00%, Floor 3.00%) 1/20/38 #, •	150,000	143,489
Zais CLO 16 Series 2020-16A A1R2 144A 4.798% (TSFR03M + 1.13%, Floor 1.13%) 10/20/34 #, •	500,000	499,462
Total Collateralized Loan Obligations (cost $3,425,000)		3,390,002

	Principalamount°	Value (US $)
Corporate Bonds — 10.63%
Banking — 3.02%
Al Rajhi Sukuk 5.651% 3/16/36 μ, ■	395,000	$ 386,648
Bank of America
1.734% 7/22/27 μ	290,000	287,591
4.375% 1/27/27 μ, ψ	45,000	44,479
4.456% 2/6/32 μ	245,000	241,986
5.518% 10/25/35 μ	250,000	250,082
6.204% 11/10/28 μ	380,000	390,485
6.25% 7/26/30 μ, ψ	450,000	452,969
6.625% 5/1/30 μ, ψ	130,000	133,368

Bank of Montreal 4.439% 1/14/32 μ	165,000	162,516
Banque Federative du Credit Mutuel 144A 4.541% 1/15/31 #	205,000	202,256
BPCE 144A 6.347% 1/13/47 #, μ	250,000	239,431
Burgan Bank 2.75% 12/15/31 μ, ■	835,000	812,898
Citibank 5.488% 12/4/26	800,000	806,386
Citigroup
4.503% 9/11/31 μ	265,000	262,051
6.02% 1/24/36 μ	170,000	173,646
6.625% 2/15/31 μ, ψ	115,000	115,164
6.75% 2/15/30 μ, ψ	133,000	133,012
7.00% 8/15/34 μ, ψ	115,000	118,423
Deutsche Bank
2.552% 1/7/28 μ	405,000	398,748
4.95% 8/4/31 μ	375,000	373,693
5.297% 5/9/31 μ	170,000	171,802
6.819% 11/20/29 μ	175,000	183,776
7.146% 7/13/27 μ	150,000	151,021
Goldman Sachs Group
1.542% 9/10/27 μ	1,170,000	1,154,922
4.369% 10/21/31 μ	270,000	264,796
5.049% 7/23/30 μ	795,000	804,704
5.065% 1/21/37 μ	420,000	410,779
5.218% 4/23/31 μ	260,000	264,446
5.387% 2/2/41 μ	365,000	352,779
6.484% 10/24/29 μ	235,000	245,879
HSBC Holdings
6.75% 3/24/31 μ, ψ	200,000	197,920
7.00% 9/24/35 μ, ψ	200,000	198,120

Huntington Bancshares 5.605% 1/28/41 μ	160,000	156,220
JPMorgan Chase & Co.
1.47% 9/22/27 μ	925,000	912,414
4.81% 10/22/36 μ	255,000	247,690
4.898% 1/22/37 μ	80,000	78,311
5.103% 4/22/31 μ	220,000	224,036
5.14% 1/24/31 μ	60,000	61,111
5.193% 2/5/37 μ	395,000	388,301

2    NQ- IV090 [0326] 0526 (5459551)

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
JPMorgan Chase & Co.
5.571% 4/22/28 μ	190,000	$ 192,357
6.254% 10/23/34 μ	88,000	94,647
Morgan Stanley
4.493% 1/16/32 μ	225,000	221,282
5.192% 4/17/31 μ	25,000	25,378
5.664% 4/17/36 μ	219,000	224,392
5.90% 3/13/47 μ	195,000	194,208
6.296% 10/18/28 μ	224,000	229,921
6.407% 11/1/29 μ	155,000	161,797

Nordea Bank 144A 6.75% 11/10/33 #, μ, ψ	200,000	199,526
PNC Financial Services Group
4.899% 5/13/31 μ	110,000	110,700
5.423% 1/25/41 μ	120,000	117,610
5.575% 1/29/36 μ	135,000	137,870
6.875% 10/20/34 μ	245,000	270,749

Popular 7.25% 3/13/28	250,000	259,163
Royal Bank of Canada 6.50% 11/24/85 μ	200,000	193,399
UBS Group
144A 4.844% 11/6/33 #, μ	240,000	236,147
144A 5.01% 3/23/37 #, μ	40,000	38,698
144A 7.00% 2/10/30 #, μ, ψ	400,000	396,469
US Bancorp
2.491% 11/3/36 μ	530,000	458,403
6.787% 10/26/27 μ	95,000	96,275
Wells Fargo & Co.
4.96% 1/23/37 μ	123,000	119,865
5.15% 4/23/31 μ	15,000	15,259
5.605% 4/23/36 μ	110,000	112,606
6.491% 10/23/34 μ	192,000	207,951
		16,769,531
Basic Industry — 0.55%
Anglo American Capital 144A 5.25% 3/19/36 #	400,000	391,287
Celanese US Holdings
6.50% 4/15/30	20,000	20,423
6.75% 4/15/33	170,000	174,521

Cleveland-Cliffs 144A 7.00% 3/15/32 #	365,000	353,613
Fortescue Treasury 144A 5.875% 4/15/30 #	375,000	379,837
Magnera 144A 7.25% 11/15/31 #	190,000	176,074
Novelis 144A 4.75% 1/30/30 #	215,000	203,554
Olin 144A 6.625% 4/1/33 #	414,000	405,503
Suzano Austria 2.50% 9/15/28	600,000	570,145
Vale Overseas 144A 6.00% 2/25/56 #, μ	400,000	394,000
		3,068,957
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Brokerage — 0.26%
Brookfield Asset Management 4.653% 11/15/30	250,000	$ 247,915
Brookfield Finance 5.33% 1/15/36	195,000	191,020
Jefferies Financial Group
2.625% 10/15/31	390,000	339,614
6.20% 4/14/34	135,000	137,749

KKR & Co. 5.10% 8/7/35	545,000	527,469
		1,443,767
Capital Goods — 0.63%
Boeing
6.259% 5/1/27	785,000	798,774
6.388% 5/1/31	65,000	69,340
6.858% 5/1/54	645,000	710,452

Caterpillar Financial Services 4.15% 1/8/31	125,000	123,882
Eaton 4.80% 3/6/36	200,000	197,536
Herc Holdings 144A 7.25% 6/15/33 #	55,000	56,407
Honeywell Aerospace 144A 4.95% 3/16/36 #	295,000	292,814
Mauser Packaging Solutions Holding 144A 7.875% 4/15/30 #	260,000	260,186
QXO Building Products 144A 6.75% 4/30/32 #	86,000	87,794
Resideo Funding 144A 6.50% 7/15/32 #	370,000	365,015
RTX 4.625% 11/16/48	100,000	85,195
Standard Industries 144A 4.375% 7/15/30 #	483,000	455,553
		3,502,948
Communications — 1.09%
AT&T
5.55% 11/1/45	140,000	132,632
5.70% 11/1/54	190,000	178,038
6.00% 4/30/56	345,000	337,782
6.30% 1/15/38	40,000	42,604

CCO Holdings 144A 6.375% 9/1/29 #	344,000	345,276
Crown Castle 1.05% 7/15/26	415,000	411,060
Midcontinent Communications 144A 8.00% 8/15/32 #	375,000	349,738
Orange
144A 4.25% 1/13/31 #	200,000	196,254
144A 4.75% 1/13/33 #	200,000	197,836
144A 5.00% 1/13/36 #	200,000	196,521
Rogers Communications
5.30% 2/15/34	365,000	363,542
7.125% 4/15/55 μ	211,000	216,049
NQ- IV090 [0326] 0526 (5459551)    3

Consolidated schedule of investments
Nomura VIP Asset Strategy Series
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Sirius XM Radio
144A 4.00% 7/15/28 #	85,000	$ 82,098
144A 4.125% 7/1/30 #	425,000	398,217
SoftBank
144A 4.699% 7/9/30 #	310,000	308,297
144A 5.332% 7/9/35 #	370,000	364,479

Sprint Capital 6.875% 11/15/28	255,000	269,666
Time Warner Cable 6.55% 5/1/37	700,000	706,283
T-Mobile USA
5.125% 5/15/32	75,000	76,102
5.875% 11/15/55	225,000	219,561
Verizon Communications
4.75% 1/15/33	230,000	227,238
5.00% 1/15/36	245,000	240,018
5.875% 11/30/55	195,000	189,810
		6,049,101
Consumer Cyclical — 0.72%
Alibaba Group Holding 2.125% 2/9/31	500,000	452,149
Amazon.com
4.10% 11/20/30	160,000	158,191
4.875% 3/13/36	145,000	143,734
5.80% 3/13/56	155,000	154,985

Bath & Body Works 6.875% 11/1/35	400,000	393,929
Carnival 144A 4.00% 8/1/28 #	285,000	278,413
Cyprium 144A 6.125% 4/15/31 #	413,000	408,175
Ford Motor Credit 6.532% 3/19/32	305,000	313,148
General Motors Financial 5.60% 6/18/31	65,000	66,546
Gildan Activewear 144A 4.70% 10/7/30 #	445,000	440,462
GLP Capital 5.625% 3/1/36	240,000	233,646
Lowe's 4.25% 3/15/31	170,000	166,926
Marriott International
4.50% 5/1/33	85,000	82,163
5.10% 5/1/38	115,000	109,378

Royal Caribbean Cruises 4.75% 5/15/33	240,000	231,803
VICI Properties
4.95% 2/15/30	285,000	284,653
5.625% 4/1/35	95,000	94,601
		4,012,902
Consumer Non-Cyclical — 1.13%
Abbott Laboratories
4.30% 3/15/33	200,000	195,789
4.65% 3/15/36	405,000	396,188

AbbVie 4.75% 3/15/36	195,000	191,393
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)

Amgen 4.85% 2/19/36	205,000	$ 201,497
Anheuser-Busch InBev Worldwide 5.55% 1/23/49	185,000	179,805
Bunge Limited Finance 4.20% 9/17/29	330,000	326,948
Cargill 144A 4.125% 10/23/30 #	145,000	142,943
CVS Health
5.00% 9/15/32	110,000	110,133
5.05% 3/25/48	165,000	141,664
5.45% 9/15/35	185,000	185,786

DaVita 144A 6.75% 7/15/33 #	216,000	219,913
Eli Lilly & Co.
4.55% 10/15/32	66,000	66,050
4.90% 10/15/35	140,000	139,985
5.55% 10/15/55	350,000	345,746
5.60% 2/12/65	205,000	200,784

Global Medical Response 144A 7.375% 10/1/32 #	255,000	265,020
Hasbro 4.65% 3/12/31	80,000	79,030
HCA 5.45% 9/15/34	270,000	272,617
JBS
144A 5.625% 3/10/37 #	200,000	200,751
6.25% 3/1/56	110,000	107,971
Merck & Co.
3.85% 3/15/29	110,000	109,224
4.15% 3/15/31	295,000	291,800
4.45% 12/4/32	89,000	88,421

Nestle Holdings 144A 1.875% 9/14/31 #	1,000,000	883,482
Novartis Capital
4.40% 3/18/31	155,000	155,001
4.60% 3/18/33	150,000	149,407
4.90% 3/18/36	270,000	269,459
5.70% 3/18/56	110,000	110,864
Pfizer
4.20% 11/15/30	100,000	99,333
4.875% 11/15/35	155,000	153,511
		6,280,515
Electric — 0.39%
American Electric Power 6.05% 3/15/56 μ	165,000	163,598
Black Hills 4.55% 1/31/31	140,000	138,568
Constellation Energy Generation
3.90% 1/8/28	100,000	99,243
5.875% 1/15/66	130,000	124,901
Dominion Energy
6.20% 2/15/56 μ	120,000	118,989
6.625% 5/15/55 μ	56,000	56,876
Series A 6.875% 2/1/55 μ	180,000	185,379

4    NQ- IV090 [0326] 0526 (5459551)

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
NRG Energy
144A 5.407% 10/15/35 #	175,000	$ 171,769
144A 6.25% 11/1/34 #	230,000	232,021

San Diego Gas & Electric 5.20% 3/15/36	80,000	79,824
Union Electric
4.80% 3/15/36	90,000	87,909
5.55% 3/15/56	130,000	125,555

Vistra 144A 7.00% 12/15/26 #, μ, ψ	360,000	360,714
Vistra Operations
144A 4.70% 1/31/31 #	130,000	127,980
144A 5.35% 1/31/36 #	90,000	88,098
		2,161,424
Energy — 0.73%
Archrock Partners 144A 6.625% 9/1/32 #	95,000	96,921
Cheniere Energy 144A 5.20% 7/30/36 #	130,000	128,723
Diamondback Energy 5.55% 4/1/35	343,000	350,165
Enbridge
4.90% 6/20/30	110,000	111,194
5.55% 6/20/35	170,000	173,856
6.70% 11/15/53	105,000	114,046
Energy Transfer
6.30% 1/15/56	110,000	108,418
6.50% 2/15/56 μ	310,000	306,470

Galaxy Pipeline Assets Bidco 144A 2.16% 3/31/34 #	349,595	310,453
Hilcorp Energy I 144A 6.25% 4/15/32 #	375,000	363,202
NGL Energy Operating 144A 8.375% 2/15/32 #	145,000	149,535
Targa Resources Partners 5.00% 1/15/28	770,000	769,889
Valero Energy 5.15% 3/10/36	600,000	591,690
Venture Global Calcasieu Pass 144A 3.875% 11/1/33 #	520,000	461,059
		4,035,621
Finance Companies — 0.95%
AerCap Ireland Capital DAC
2.45% 10/29/26	1,160,000	1,147,408
4.625% 10/15/27	480,000	480,719

Air Lease 4.125% 12/15/26 μ, ψ	608,000	593,919
Aldar Properties PJSC 144A 5.875% 4/14/56 #, μ	325,000	299,010
Apollo Debt Solutions 6.70% 7/29/31	330,000	334,047
Ares Capital 5.10% 1/15/31	315,000	303,064
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Finance Companies (continued)

Aviation Capital Group 144A 4.875% 1/28/33 #	180,000	$ 173,922
Avolon Holdings Funding 144A 4.85% 4/1/33 #	190,000	182,107
Blackstone Private Credit Fund
5.35% 3/12/31	115,000	109,312
5.60% 11/22/29	120,000	116,790
Blue Owl Credit Income
5.80% 3/15/30	302,000	291,355
6.60% 9/15/29	293,000	292,031

OneMain Finance 7.125% 9/15/32	350,000	345,137
PennyMac Financial Services 144A 6.875% 5/15/32 #	360,000	347,766
Takeoff Merger Sub
144A 4.85% 3/24/31 #	125,000	123,485
144A 5.50% 3/24/36 #	60,000	59,136

UWM Holdings 144A 6.25% 3/15/31 #	123,000	112,118
		5,311,326
Insurance — 0.27%
Athene Holding 6.875% 6/28/55 μ	165,000	154,351
Fortitude Global Funding 144A 4.625% 10/6/28 #	560,000	554,551
FWD Group Holdings 144A 5.252% 9/22/30 #	400,000	398,666
Howden UK Refinance 144A 7.25% 2/15/31 #	409,000	412,761
		1,520,329
Real Estate Investment Trusts — 0.22%
Extra Space Storage 5.40% 2/1/34	310,000	312,673
FIBRA Prologis 144A 5.50% 11/26/35 #	325,000	314,331
Simon Property Group 2.65% 2/1/32	300,000	267,707
Trust 2401 144A 7.70% 1/23/32 #	295,000	315,853
		1,210,564
Technology — 0.56%
Broadcom 4.20% 10/15/30	60,000	59,323
CDW 3.276% 12/1/28	830,000	797,807
Foundry JV Holdco
144A 6.10% 1/25/36 #	210,000	216,560
144A 6.15% 1/25/32 #	275,000	287,301
Leidos
5.00% 3/15/36	390,000	377,200
5.40% 3/15/32	180,000	183,749
NQ- IV090 [0326] 0526 (5459551)    5

Consolidated schedule of investments
Nomura VIP Asset Strategy Series
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Technology (continued)
Oracle
4.70% 9/27/34	80,000	$ 73,046
5.70% 2/4/36	295,000	283,767
5.875% 9/26/45	320,000	276,282
6.70% 2/4/56	210,000	195,054

Salesforce 4.90% 9/15/31	355,000	354,581
		3,104,670
Transportation — 0.11%
Canadian Pacific Railway 5.50% 3/15/56	155,000	148,483
FedEx 3.25% 5/15/41	235,000	177,230
Fedex Freight Holding
144A 4.95% 3/15/33 #	175,000	170,742
144A 5.25% 3/15/36 #	140,000	135,501
		631,956
Total Corporate Bonds (cost $59,637,757)		59,103,611

Government Agency Obligations — 0.34%
Aeropuerto Internacional de Tocumen 144A 4.00% 8/11/41 #	500,000	416,075
Banco del Estado de Chile 144A 7.95% 5/2/29 #, μ, ψ	375,000	395,089
Comision Federal de Electricidad
144A 6.045% 1/28/34 #	490,000	475,472
144A 6.50% 1/28/51 #	200,000	193,000

Dhafrah Pv2 Energy 144A 5.794% 6/30/53 #	415,000	403,471
Total Government Agency Obligations (cost $2,002,254)		1,883,107

Municipal Bonds — 0.15%
City of Houston, First Lien Texas Hotel Occupancy Tax & Special Revenue
Series C 5.50% 9/1/58	40,000	42,151
Series C 5.50% 9/1/58 (AG)	55,000	58,421

Texas Water Development Board Revenue (Master Trust) 4.75% 10/15/55	390,000	386,400
Wisconsin Public Finance Authority Senior Lien Toll Revenue (Georgia SR 400 Express Lanes Project) 6.50% 12/31/65 (AMT)	300,000	327,594
Total Municipal Bonds (cost $798,403)		814,566

	Principalamount°	Value (US $)

Non-Agency Asset-Backed Securities — 1.40%
CyrusOne Data Centers Issuer I Series 2024-2A A2 144A 4.50% 5/20/49 #	1,000,000	$ 972,063
Ford Credit Auto Owner Trust Series 2024-B A3 5.10% 4/15/29	337,518	340,140
GMF Floorplan Owner Revolving Trust Series 2024-1A A1 144A 5.13% 3/15/29 #	1,000,000	1,008,744
Hyundai Auto Lease Securitization Trust Series 2024-C A3 144A 4.62% 4/17/28 #	350,000	351,052
Nissan Master Owner Trust Receivables Series 2024-B A 144A 5.05% 2/15/29 #	1,000,000	1,006,856
Porsche Innovative Lease Owner Trust Series 2024-1A A3 144A 4.67% 11/22/27 #	477,824	478,696
Santander Drive Auto Receivables Trust
Series 2025-1 D 5.43% 3/17/31	200,000	202,143
Series 2025-4 D 4.95% 1/15/32	200,000	198,557

Toyota Auto Receivables Owner Trust Series 2024-B A3 5.33% 1/16/29	475,760	479,942
Verizon Master Trust Series 2024-3 A1A 5.34% 4/22/30	1,000,000	1,013,185
Volkswagen Auto Lease Trust Series 2024-A A3 5.21% 6/21/27	870,676	873,383
World Omni Auto Receivables Trust Series 2023-C A3 5.15% 11/15/28	854,444	858,479
Total Non-Agency Asset-Backed Securities (cost $7,739,878)		7,783,240

Non-Agency Collateralized Mortgage Obligations — 1.13%
Connecticut Avenue Securities Trust
Series 2023-R08 1M1 144A 5.162% (SOFR + 1.50%) 10/25/43 #, •	430,004	430,138
Series 2025-R01 1M2 144A 5.162% (SOFR + 1.50%) 1/25/45 #, •	100,000	99,940
Series 2025-R02 1M2 144A 5.262% (SOFR + 1.60%) 2/25/45 #, •	560,000	560,506

6    NQ- IV090 [0326] 0526 (5459551)

	Principalamount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
Connecticut Avenue Securities Trust
Series 2025-R03 2M1 144A 5.262% (SOFR + 1.60%) 3/25/45 #, •	98,642	$ 98,878
Series 2025-R04 1M2 144A 5.162% (SOFR + 1.50%) 5/25/45 #, •	365,000	366,144
Series 2025-R05 2M2 144A 5.262% (SOFR + 1.60%) 7/25/45 #, •	160,000	160,494
Series 2026-R01 2M2 144A 5.012% (SOFR + 1.35%) 1/25/46 #, •	520,000	519,985
Series 2026-R02 1M2 144A 5.162% (SOFR + 1.50%) 2/25/46 #, •	280,000	281,224
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2023-HQA3 A1 144A 5.512% (SOFR + 1.85%) 11/25/43 #, •	341,975	344,361
Series 2024-DNA3 M2 144A 5.112% (SOFR + 1.45%) 10/25/44 #, •	398,407	398,160
Series 2025-DNA2 M2 144A 5.162% (SOFR + 1.50%) 5/25/45 #, •	130,000	130,082
Series 2025-DNA3 M2 144A 5.162% (SOFR + 1.50%) 9/25/45 #, •	160,000	160,367
Series 2025-DNA4 M2 144A 5.212% (SOFR + 1.55%) 10/25/45 #, •	1,100,000	1,099,318
Series 2026-DNA2 B1 144A 5.772% (SOFR + 2.10%) 3/25/46 #, •	500,000	499,063

PRPM Series 2024-RPL1 A1 144A 4.20% 12/25/64 #, φ	934,776	920,653
Structured Agency Credit Risk Series 2026-DNA1 M2 144A 4.962% (SOFR + 1.30%) 2/25/46 #, •	210,000	210,232
Total Non-Agency Collateralized Mortgage Obligations (cost $6,249,154)		6,279,545

Non-Agency Commercial Mortgage-Backed Securities — 3.13%
1301 Trust Series 2025-1301 A 144A 5.059% 8/11/42 #, •	1,700,000	1,704,033
BANK
Series 2020-BN25 A5 2.649% 1/15/63	500,000	462,463
	Principalamount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
BANK
Series 2024-BNK47 A5 5.716% 6/15/57	750,000	$ 784,237

BBCMS Mortgage Trust Series 2020-C7 A5 2.037% 4/15/53	1,000,000	899,492
Benchmark Mortgage Trust
Series 2020-B18 A5 1.925% 7/15/53	2,000,000	1,771,983
Series 2021-B24 A5 2.584% 3/15/54	2,000,000	1,792,877
Series 2021-B25 A5 2.577% 4/15/54	800,000	718,447
Series 2022-B35 A5 4.442% 5/15/55 •	100,000	96,683
Series 2022-B36 A5 4.47% 7/15/55 •	150,000	145,153

BFLD Commercial Mortgage Trust Series 2025-660F A 144A 5.173% (TSFR01M + 1.50%, Floor 1.50%) 11/15/42 #, •	1,465,000	1,463,172
FREMF Mortgage Trust
Series 2016-K60 B 144A 3.544% 12/25/49 #, •	2,751,000	2,725,961
Series 2018-K73 B 144A 3.851% 2/25/51 #, •	600,000	589,833

IRV Trust Series 2025-200P A 144A 5.295% 3/14/47 #, •	825,000	831,483
LBTY Commercial Mortgage Trust Series 2026-225L A 144A 4.593% 2/10/43 #, •	1,350,000	1,332,402
LEX Trust Series 2026-450 A 144A 5.023% (TSFR01M + 1.35%, Floor 1.35%) 3/15/43 #, •	1,240,000	1,234,575
MAD Commercial Mortgage Trust Series 2025-11MD A 144A 4.437% 10/15/42 #, •	850,000	846,127
Total Non-Agency Commercial Mortgage-Backed Securities (cost $17,550,329)		17,398,921

US Treasury Obligations — 2.43%
US Treasury Bonds 4.75% 5/15/55	2,915,000	2,839,278
US Treasury Floating Rate Notes 3.843% (USBMMY3M + 0.19%) 10/31/27 •	1,615,000	1,617,162
US Treasury Notes
3.625% 9/30/30	930,000	918,502
3.625% 12/31/30	1,615,000	1,593,204
NQ- IV090 [0326] 0526 (5459551)    7

Consolidated schedule of investments
Nomura VIP Asset Strategy Series
	Principalamount°	Value (US $)

US Treasury Obligations (continued)
US Treasury Notes
3.75% 1/31/31	205,000	$ 203,270
4.125% 2/15/36	6,460,000	6,359,567
Total US Treasury Obligations (cost $13,611,908)		13,530,983
	Number of shares
Common Stocks — 56.98%♣
Communication Services — 5.16%
Alphabet Class A	26,347	7,576,343
Bharti Airtel	250,774	4,765,557
Meta Platforms Class A	7,644	4,373,362
Netflix †	63,707	6,125,428
Spotify Technology †	12,083	5,859,168
		28,699,858
Consumer Discretionary — 5.58%
Amazon.com †	33,930	7,066,601
Amer Sports †	176,126	5,798,068
Ferrari	12,478	4,233,835
Hilton Worldwide Holdings	19,236	5,849,283
Home Depot	15,162	4,986,630
Sea ADR †	37,140	3,075,563
		31,009,980
Consumer Staples — 3.89%
Alimentation Couche-Tard	114,290	6,478,159
BJ's Wholesale Club Holdings †	61,227	6,025,961
Casey's General Stores	8,100	5,895,666
Orkla	256,923	3,233,282
		21,633,068
Energy — 1.33%
ConocoPhillips	25,630	3,383,160
SLB	78,392	4,028,565
		7,411,725
Financials — 8.87%
Aon Class A	16,314	5,265,833
Banco Bilbao Vizcaya Argentaria	312,362	6,746,885
Barclays	764,391	4,000,428
Capital One Financial	23,233	4,238,396
ING Groep	239,349	6,212,706
Intercontinental Exchange	33,059	5,199,520
Mastercard Class A	11,579	5,785,563
MNSN Holdings =, †	342	20,748
Morgan Stanley	39,341	6,474,348
PNC Financial Services Group	25,683	5,344,375
		49,288,802
Healthcare — 5.85%
AbbVie	15,517	3,374,792
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Healthcare (continued)
Ascendis Pharma ADR †	25,419	$ 5,814,088
Eli Lilly & Co.	6,186	5,689,697
EssilorLuxottica	12,489	2,910,250
Fresenius & Co.	76,519	3,971,012
Hoya	30,100	5,218,149
Rede D'Or Sao Luiz 144A #	741,681	5,572,792
		32,550,780
Industrials — 8.16%
Airbus	27,478	5,195,347
BAE Systems	218,357	6,401,901
Carrier Global	78,332	4,410,875
Howmet Aerospace	29,718	6,848,810
Ingersoll Rand	51,539	4,129,305
Saia †	16,132	5,666,849
Schneider Electric	16,634	4,530,796
SMC	11,000	4,326,281
Sunbelt Rentals Holdings	60,187	3,839,410
		45,349,574
Information Technology — 15.24%
Apple	42,294	10,733,794
Broadcom	17,009	5,264,456
KLA	5,000	7,362,050
Microsoft	32,346	11,973,519
NVIDIA	108,723	18,961,291
Salesforce	20,838	3,889,829
SAP	22,038	3,757,097
Seagate Technology Holdings	8,061	3,157,977
SK Hynix	6,386	3,623,194
Taiwan Semiconductor Manufacturing	276,450	15,988,354
		84,711,561
Materials — 1.82%
Cemex ADR	298,361	3,413,250
Sherwin-Williams	14,297	4,582,903
Vulcan Materials	7,882	2,146,269
		10,142,422
Utilities — 1.08%
NTPC	1,522,725	5,997,388
		5,997,388
Total Common Stocks (cost $250,159,594)		316,795,158

Preferred Stock — 0.03%♣
Financials — 0.03%
SVB Financial Trust 11/7/32 †	390	184,275
Total Preferred Stock (cost $174,930)		184,275

8    NQ- IV090 [0326] 0526 (5459551)

	Number of shares	Value (US $)

Exchange-Traded Funds — 5.22%
iShares Core MSCI EAFE ETF	40,469	$ 3,663,659
iShares Core MSCI Emerging Markets ETF	51,190	3,570,502
Vanguard S&P 500 ETF	36,433	21,770,539
Total Exchange-Traded Funds (cost $29,341,394)		29,004,700
	Principal amount°
Limited Liability Corporation — 0.01%
Media Group Holdings Series H =, †	31,963	37,700
Total Limited Liability Corporation (cost $22,095,538)		37,700
	Troy Ounces
Bullion — 7.98%
Gold	9,475	44,383,119
Total Bullion (cost $11,403,276)		44,383,119
	Number of shares
Short-Term Investments — 1.28%
Money Market Mutual Funds — 1.28%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.55%)	1,775,000	1,775,000
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.53%)	1,775,000	1,775,000
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	1,775,000	1,775,000
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.57%)	1,775,000	$ 1,775,000
Total Short-Term Investments (cost $7,100,000)		7,100,000

Total Value of Securities—99.58% (cost $478,233,508)		553,605,955
Receivables and Other Assets Net of Liabilities—0.42%★		2,321,407
Net Assets Applicable to 56,642,540 Shares Outstanding—100.00%		$555,927,362
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2026, the aggregate value of Rule 144A securities was $48,676,767, which represents 8.76% of the Series’ net assets.
NQ- IV090 [0326] 0526 (5459551)    9

Consolidated schedule of investments
Nomura VIP Asset Strategy Series
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2026. Rate will reset at a future date.
■	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933, as amended.
ψ	Perpetual security. Maturity date represents next call date.
φ	Step coupon bond. Stated rate in effect at March 31, 2026 through maturity date.
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
★	Includes $589,664 cash collateral held at broker for futures contracts as of March 31, 2026.

The following futures contracts were outstanding at March 31, 2026:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Long Contracts:
US Treasury 2 yr Notes
97	$20,122,195	$20,265,814	6/30/26	$—	$(143,619)	$7,578
US Treasury 5 yr Notes
57	6,166,242	6,244,738	6/30/26	—	(78,496)	8,016
US Treasury 10 yr Notes
20	2,220,938	2,257,862	6/18/26	—	(36,924)	4,688
US Treasury Long Bonds
169	19,244,875	19,770,381	6/18/26	—	(525,506)	63,375
US Treasury Ultra Bonds
3	349,688	359,538	6/18/26	—	(9,850)	656
				48,898,333		—	(794,395)	84,313
Short Contracts:
US Treasury 10 yr Ultra Notes
(199)	(22,589,610)	(22,990,234)	6/18/26	400,624	—	(64,799)
Total Futures Contracts		$25,908,099		$400,624	$(794,395)	$19,514
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the consolidated schedule of investments. The notional amounts presented above represent the Series’ total exposure in such contracts, whereas only the variation margin is reflected in the Series’ net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
AG – Insured by Assured Guaranty Inc.
AMT – Subject to Alternative Minimum Tax
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
EAFE – Europe, Australasia, and Far East
ETF – Exchange-Traded Fund
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
Summary of abbreviations: (continued)
MSCI – Morgan Stanley Capital International
PJSC – Private Joint Stock Company
REMIC – Real Estate Mortgage Investment Conduit
S&P – Standard & Poor’s Financial Services LLC
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TSFR01M – 1 Month Term Secured Overnight Financing Rate

10    NQ- IV090 [0326] 0526 (5459551)

Summary of abbreviations: (continued)
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
USD – US Dollar
Summary of abbreviations: (continued)
yr – Year
NQ- IV090 [0326] 0526 (5459551)    11